UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05498 )

Exact name of registrant as specified in charter: Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.6%)(a)

		Principal amount	Value

U.S. Government Agency Mortgage Obligations (8.6%)
Federal National Mortgage Association Pass-Through
Certificates
8s, October 1, 2025		$6,283	$6,561
6 1/2s, with due dates from August 1, 2034 to
September 1, 2034		993,657	1,000,645
6 1/2s, October 1, 2018		19,575	19,831
6s, TBA, July 1, 2036		2,800,000	2,755,156
5 1/2s, April 1, 2036		2,200,876	2,113,270
5 1/2s, with due dates from February 1, 2019 to
February 1, 2021		4,262,805	4,185,041
5 1/2s, TBA, July 1, 2036		30,800,000	29,570,405
5s, April 1, 2020		123,597	119,276
5s, TBA, July 1, 2021		15,200,000	14,635,937
4 1/2s, with due dates from September 1, 2020 to
June 1, 2034		3,073,623	2,796,851

			$57,202,973
Total U.S. government and agency mortgage obligations (cost $57,749,866)

U.S. TREASURY OBLIGATIONS (10.6%)(a)

		Principal amount	Value

U.S. Treasury Notes
6 1/2s, February 15, 2010		$7,500,000	$7,838,086
4 1/4s, August 15, 2013		38,008,000	36,066,027
3 1/4s, August 15, 2008		27,242,000	26,209,784

			$70,113,897
Total U.S. treasury obligations (cost $73,691,911)

CORPORATE BONDS AND NOTES (18.7%)(a)

		Principal amount	Value

Basic Materials (1.5%)
Chaparral Steel Co. company guaranty 10s, 2013		$486,000	$529,740
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	265,000	374,546
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		285,000	259,350
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		775,000	736,250
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		470,000	451,200
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		345,000	273,413
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		581,000	614,408
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		680,000	729,300
Huntsman, LLC company guaranty 11 5/8s, 2010		260,000	287,300
Huntsman, LLC company guaranty 11 1/2s, 2012		191,000	213,443
Innophos, Inc. company guaranty 8 7/8s, 2014		225,000	221,625
International Steel Group, Inc. sr. notes 6 1/2s, 2014		130,000	122,850
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		120,000	107,400
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	181,020	234,096
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		155,000	170,500
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		235,000	242,050
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	440,000	611,481
Nalco Co. sr. sub. notes 9s, 2013	EUR	75,000	100,298
Nalco Co. sr. sub. notes 8 7/8s, 2013		824,000	830,180
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		805,000	772,800
PQ Corp. company guaranty 7 1/2s, 2013		92,000	86,480
Rockwood Specialties Group, Inc. company guaranty 7
5/8s, 2014	EUR	350,000	457,319
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		695,000	719,325
Sterling Chemicals, Inc. sec. notes 10s, 2007		146,606	140,009
Stone Container Corp. sr. notes 9 3/4s, 2011		145,000	149,169
Stone Container Corp. sr. notes 8 3/8s, 2012		240,000	226,800
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		140,000	123,900
United States Steel Corp. sr. notes 9 3/4s, 2010		324,000	345,060
			10,130,292

Capital Goods (1.2%)

Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		732,000	757,620
Blount, Inc. sr. sub. notes 8 7/8s, 2012		541,000	538,295
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		73,000	72,635
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	107,000	141,861
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $323,523) (RES)		986,000	690,200
L-3 Communications Corp. company guaranty 6 1/8s, 2013		2,370,000	2,257,425
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		854,000	796,355
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		55,000	59,263
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		220,000	215,600
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		123,000	114,083
Mueller Group, Inc. sr. sub. notes 10s, 2012		172,000	184,900
Owens-Brockway Glass company guaranty 7 3/4s, 2011		181,000	182,358
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		877,000	913,176
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		241,000	246,889
Terex Corp. company guaranty 9 1/4s, 2011		190,000	201,875
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		486,000	512,730
			7,885,265

Communication Services (1.0%)
American Cellular Corp. company guaranty 9 1/2s, 2009		195,000	199,388
Cincinnati Bell, Inc. company guaranty 7s, 2015		578,000	544,765
Citizens Communications Co. sr. notes 6 1/4s, 2013		1,711,000	1,616,895
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		325,000	339,625
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		223,000	228,575
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		866,000	737,183
iPCS, Inc. sr. notes 11 1/2s, 2012		300,000	334,500
IWO Holdings, Inc. sec. FRN 8.818s, 2012		82,000	84,870
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		428,000	417,300
Qwest Corp. notes 8 7/8s, 2012		1,501,000	1,583,555
Qwest Corp. sr. notes 7 5/8s, 2015		409,000	403,888
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		164,000	189,010
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		75,000	74,719
			6,754,273

Consumer Cyclicals (3.2%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		585,000	613,519
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		165,000	166,444
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		134,000	127,133
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		454,021	449,481
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		605,000	627,688
Dex Media, Inc. notes 8s, 2013		182,000	182,910
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		515,000	545,900
Ford Motor Credit Corp. notes 7 7/8s, 2010		245,000	226,011
Ford Motor Credit Corp. notes 7 3/8s, 2009		361,000	333,758
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010		444,000	432,627
General Motors Acceptance Corp. FRN 6.018s, 2007		350,000	347,375
General Motors Acceptance Corp. FRN Ser. MTN, 6.039s,
2007		695,000	690,230
General Motors Acceptance Corp. notes 7 3/4s, 2010		90,000	89,536
General Motors Acceptance Corp. notes 6 7/8s, 2012		68,000	64,067
General Motors Acceptance Corp. notes 6 3/4s, 2014		59,000	54,800
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		33,000	31,634
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		456,000	435,480
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		725,000	718,656
Jostens IH Corp. company guaranty 7 5/8s, 2012		718,000	696,460
K. Hovnanian Enterprises, Inc. company guaranty 8
7/8s, 2012		600,000	597,000
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		25,000	22,500
Levi Strauss & Co. sr. notes 9 3/4s, 2015		651,000	651,000
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016		285,000	272,175
Meritage Homes Corp. company guaranty 6 1/4s, 2015		235,000	197,988
Meritor Automotive, Inc. notes 6.8s, 2009		71,000	68,693
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		468,000	486,135
MGM Mirage, Inc. company guaranty 6s, 2009		1,009,000	981,253
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		190,000	141,550
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)		534,000	464,580
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		460,000	460,000
Park Place Entertainment Corp. sr. notes 7s, 2013		495,000	503,830
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		395,000	409,813
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		247,000	247,618
PRIMEDIA, Inc. sr. notes 8s, 2013		688,000	615,760
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		268,000	246,560
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013		67,000	60,635
Reader's Digest Association, Inc. (The) sr. notes 6
1/2s, 2011		365,000	352,225

Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	450,000	486,000
Scientific Games Corp. company guaranty 6 1/4s, 2012	626,000	585,310
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	735,000	735,000
Standard Pacific Corp. sr. notes 7 3/4s, 2013	135,000	127,575
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	560,000	584,500
Starwood Hotels & Resorts Worldwide, Inc. debs. 7
3/8s, 2015	520,000	523,900
Station Casinos, Inc. sr. notes 6s, 2012	470,000	440,038
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	283,000	282,293
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	436,000	477,965
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	161,000	159,390
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	604,000	584,370
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	117,000	112,466
United Auto Group, Inc. company guaranty 9 5/8s, 2012	515,000	538,175
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	736,000	723,120
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	730,000	613,200
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	555,000	523,088
		21,109,414

Consumer Staples (2.8%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	545,000	542,275
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	456,000	417,810
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	90,153	4,711
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015
(United Kingdom)	210,000	212,100
Avis Budget Care Rental LLC 144A sr. notes 7 3/4s, 2016	285,000	274,313
Brand Services, Inc. company guaranty 12s, 2012	565,000	638,450
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	167,000	164,704
CCH I Holdings LLC company guaranty stepped-coupon
zero % (12 1/8s, 11/15/07), 2015 (STP)	49,000	25,970
CCH I LLC secd. notes 11s, 2015	1,347,000	1,178,625
CCH II, LLC/Capitol Corp. sr. notes Ser. B, 10 1/4s,
2010	259,000	258,353
CCH, LLC/Capital Corp, sr. notes 10 1/4s, 2010	86,000	86,215
Church & Dwight Co., Inc. company guaranty 6s, 2012	444,000	410,700
Cinemark USA, Inc. sr. sub. notes 9s, 2013	20,000	21,000
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	990,000	767,250
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	825,000	841,500
Constellation Brands, Inc. sr. sub. notes Ser. B, 8
1/8s, 2012	425,000	438,813
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	595,000	595,000
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012	1,068,000	1,030,620
Dean Foods Co. company guaranty 7s, 2016	264,000	255,420
Dean Foods Co. sr. notes 6 5/8s, 2009	445,000	441,663
Del Monte Corp. company guaranty 6 3/4s, 2015	320,000	296,800
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	560,000	576,800
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,026,000	946,485
Echostar DBS Corp. company guaranty 6 5/8s, 2014	2,119,000	1,991,860
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	118,000	96,170
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	509,000	493,730
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)	251,000	230,920
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	741,000	728,033
Playtex Products, Inc. company guaranty 9 3/8s, 2011	266,000	276,973
Playtex Products, Inc. sec. notes 8s, 2011	770,000	796,950
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	450,000	441,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	482,000	506,100
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	483,000	415,380
Sbarro, Inc. company guaranty 11s, 2009	726,000	739,613
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	255,000	244,800
Six Flags, Inc. sr. notes 9 5/8s, 2014	370,000	336,700
Young Broadcasting, Inc. company guaranty 10s, 2011	431,000	383,590
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	365,000	304,775
		18,412,171

Energy (3.9%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,347,000	1,289,753
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	487,000	493,088
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	812,000	779,520
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	269,000	269,673
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,031,000	1,033,578
Chesapeake Energy Corp. sr. notes 7s, 2014	279,000	269,933
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	510,000	476,213
Dresser, Inc. company guaranty 9 7/8s, 2011	696,000	706,440
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	725,000	696,000
Forest Oil Corp. sr. notes 8s, 2011	540,000	552,150

Forest Oil Corp. sr. notes 8s, 2008		335,000	341,700
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)		9,080,000	10,407,950
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		584,000	554,800
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6
1/8s, 2014		517,000	479,518
Massey Energy Co. sr. notes 6 5/8s, 2010		774,000	762,390
Newfield Exploration Co. sr. notes 7 5/8s, 2011		700,000	715,750
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		348,000	331,470
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		655,000	604,238
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		458,704	464,825
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		355,000	358,550
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		659,750	703,650
Pemex Project Funding Master Trust company guaranty 5
3/4s, 2015		4,060,000	3,739,260
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2015		1,778,000	1,637,538
PetroHawk Energy Corp 144A sr. notes 9 1/8s, 2013		870,000	865,650
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014		620,000	610,700
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012		485,000	508,038
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011		670,000	690,100
Pride International, Inc. sr. notes 7 3/8s, 2014		826,000	830,130
Seabulk International, Inc. company guaranty 9 1/2s,
2013		600,000	663,000
			31,835,605

Financial (1.0%)
Bosphorus Financial Services, Ltd. 144A sec. FRN
6.97s, 2012 (Cayman Islands)		1,445,000	1,450,586
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		310,000	313,100
Finova Group, Inc. notes 7 1/2s, 2009		439,620	129,688
UBS Luxembourg SA for Sberbank unsec. sub. notes 6.23s
(7.429s, 2/11/10), 2015 (Luxembourg) (STP)		1,400,000	1,355,900
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		3,010,000	3,089,013
			6,338,287

Health Care (1.3%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		183,000	173,621
DaVita, Inc. company guaranty 6 5/8s, 2013		175,000	166,250
Extendicare Health Services, Inc. sr. sub. notes 6
7/8s, 2014		312,000	326,040
HCA, Inc. debs. 7.19s, 2015		51,000	49,153
HCA, Inc. notes 6 3/8s, 2015		212,000	196,428
HCA, Inc. notes 6 1/4s, 2013		550,000	513,574
HCA, Inc. notes 5 3/4s, 2014		260,000	232,489
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		595,000	556,325
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		740,000	684,500
Service Corporation International notes 6 1/2s, 2008		110,000	109,175
Service Corporation International 144A sr. notes 8s,
2017		170,000	158,950
Service Corporation International notes Ser. *, 7.7s,
2009		270,000	271,350
Service Corporation International sr. notes 6 3/4s,
2016		535,000	492,200
Stewart Enterprises, Inc. sr. notes 7 3/4s, 2013		724,000	658,840
Tenet Healthcare Corp. notes 7 3/8s, 2013		390,000	355,875
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		835,000	835,000
Triad Hospitals, Inc. sr. notes 7s, 2012		825,000	820,875
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		211,000	205,198
US Oncology, Inc. company guaranty 9s, 2012		420,000	436,800
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		556,000	554,610
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	333,975
Ventas Realty LP/Capital Corp. company guaranty 6
3/4s, 2010 (R)		201,000	198,990
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		173,000	167,810
			8,498,028

Technology (0.5%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		334,000	340,680
Freescale Semiconductor, Inc. sr. notes Ser. B, 7
1/8s, 2014		1,229,000	1,241,290
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		700,000	703,500
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		13,000	10,660
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013		340,000	352,750
Xerox Corp. sr. notes 9 3/4s, 2009	EUR	195,000	278,476

Xerox Corp. sr. notes 7 5/8s, 2013		623,000	627,673
			3,555,029

Transportation (0.1%)
CalAir, LLC/CalAir Capital Corp. company guaranty 8
1/8s, 2008		760,000	737,200

Utilities & Power (1.3%)
AES Corp. (The) sr. notes 8 7/8s, 2011		54,000	56,700
AES Corp. (The) sr. notes 8 3/4s, 2008		30,000	30,975
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		460,000	492,200
Centrais Electricas Brasileirass SA 144A sr. notes 7
3/4s, 2015 (Brazil)		609,000	609,792
CMS Energy Corp. sr. notes 8.9s, 2008		600,000	624,000
CMS Energy Corp. sr. notes 7 3/4s, 2010		180,000	182,700
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		174,000	158,127
Edison Mission Energy 144A sr. notes 7 3/4s, 2016		146,000	143,445
Edison Mission Energy 144A sr. notes 7 1/2s, 2013		172,000	168,560
El Paso Corp. 144A notes 6 3/8s, 2009		200,000	196,500
El Paso Natural Gas Co. sr. notes Ser. A, 7 5/8s, 2010		365,000	371,844
El Paso Production Holding Co. company guaranty 7
3/4s, 2013		993,000	1,000,448
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	492,700
Mission Energy Holding Co. sec. notes 13 1/2s, 2008		749,000	835,135
Monongahela Power Co. 1st mtge. 6.7s, 2014		400,000	413,933
Northwestern Corp. sec. notes 5 7/8s, 2014		319,000	312,530
Orion Power Holdings, Inc. sr. notes 12s, 2010		655,000	740,150
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		517,000	518,580
Teco Energy, Inc. notes 7.2s, 2011		185,000	186,156
Teco Energy, Inc. notes 7s, 2012		280,000	278,600
Teco Energy, Inc. sr. notes 6 3/4s, 2015		32,000	31,120
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)		612,000	633,420
Utilicorp United, Inc. sr. notes 9.95s, 2011		18,000	20,261
Williams Cos., Inc. (The) notes 8 1/8s, 2012		150,000	155,625
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		172,000	167,700
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		203,730	16,991
			8,838,192

			$124,093,756
Total corporate bonds and notes (cost $125,906,415)

FOREIGN GOVERNMENT BONDS AND NOTES (17.4%)(a)

		Principal amount	Value

Argentina (Republic of) FRB 4.889s, 2012		$7,218,750	$6,670,687
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	1,390,000	1,757,211
Brazil (Federal Republic of) bonds 10 1/2s, 2014		1,018,000	1,225,672
Brazil (Federal Republic of) bonds 5.502s, 2016		1,405,000	635,982
Brazil (Federal Republic of) notes 11s, 2012		7,240,000	8,633,700
Canada (Government of) bonds Ser. WH31, 6s, 2008	CAD	3,680,000	3,405,936
Colombia (Republic of) notes 10s, 2012		3,697,000	4,155,428
Colombia (Republic of) notes 0.005s, 2015	COP	450,000,000	196,830
France (Government of) bonds 4s, 2013	EUR	4,730,000	6,068,471
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	4,329,160	5,958,799
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	5,500,000	7,211,060
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	5,000,000	6,481,995
Ireland (Republic of) bonds 5s, 2013	EUR	7,500,000	10,182,677
Japan (Government of) bonds Ser. 239, 0.2s, 2007	JPY	3,800,000,000	33,002,817
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		2,445,000	2,307,591
South Africa (Republic of) notes 7 3/8s, 2012		1,495,000	1,543,588
South Africa (Republic of) notes 6 1/2s, 2014		1,330,000	1,322,020
Spain (Government of) bonds 5.4s, 2011	EUR	1,000,000	1,366,717
Spain (Kingdom of) bonds 5s, 2012	EUR	800,000	1,080,905
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	30,690,000	5,048,376
United Mexican States notes 6 5/8s, 2015		4,530,000	4,575,300
Venezuela (Republic of) notes 10 3/4s, 2013		2,150,000	2,567,100

			$115,398,862
Total foreign government bonds and notes (cost $112,857,949)

ASSET-BACKED SECURITIES (13.3%)(a)

		Principal amount	Value

Aegis Asset Backed Securities Trust 144A Ser. 04-2N,
Class N1, 4 1/2s, 2034		$1,310	$1,306
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012		358,706	358,132
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		302,000	280,860
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		383,000	378,873
Ser. 04-1A, Class E, 6.42s, 2039		361,000	347,064
Asset Backed Funding Corp. NIM Trust 144A Ser.
04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		1,300	1,298
Asset Backed Securities Corp. Home Equity Loan Trust
144A
FRB Ser. 06-HE2, Class M10, 7.823s, 2036		509,000	457,739

FRB Ser. 06-HE2, Class M11, 7.823s, 2036		450,000	364,796
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.967s, 2033		285,864	286,288
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.229s, 2011		340,000	346,415
Bear Stearns Alternate Trust Ser. 05-5, Class 21A1,
4.69s, 2035		1,371,608	1,353,186
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		19,262	19,142
Bear Stearns Asset Backed Securities, Inc.
Ser. 04-FR3, Class M6, 8.573s, 2034		286,000	285,643
FRB Ser. 06-PC1, Class M9, 7.073s, 2035		185,000	150,081
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.573s, 2036		270,000	245,531
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030		158,789	110,623
Ser. 00-A, Class A4, 8.29s, 2030		580,137	412,804
Ser. 99-B, Class A3, 7.18s, 2015		1,253,694	821,953
Ser. 99-B, Class A4, 7.3s, 2016		744,959	499,684
FRB Ser. 00-A, Class A1, 5.359s, 2030		166,874	95,118
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		598,000	604,937
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	494,844
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.549s, 2011 (Cayman Islands)		34,922	35,716
FRB Ser. 04-AA, Class B4, 10.699s, 2011 (Cayman
Islands)		180,214	188,389
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.279s, 2010		350,000	356,106
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		46,263	46,034
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		58,000	54,597
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.823s, 2035		304,000	252,783
FRB Ser. 05-HE4, Class M12, 7.373s, 2035		457,000	365,189
FRB Ser. 06-WMC1, Class M10, 8.823s, 2035		90,000	80,469
Conseco Finance Securitizations Corp.
Ser. 00-1, Class A5, 8.06s, 2031		1,180,000	1,009,475
Ser. 00-2, Class A4, 8.48s, 2030		77,106	76,729
Ser. 00-2, Class A5, 8.85s, 2030		1,207,000	1,010,171
Ser. 00-4, Class A4, 7.73s, 2031		599,129	562,869
Ser. 00-4, Class A5, 7.97s, 2032		240,000	190,418
Ser. 00-4, Class A6, 8.31s, 2032		3,615,000	3,043,315
Ser. 00-5, Class A6, 7.96s, 2032		199,000	167,707
Ser. 00-5, Class A7, 8.2s, 2032		476,000	402,458
Ser. 00-6, Class A5, 7.27s, 2032		101,000	91,075
Ser. 01-1, Class A5, 6.99s, 2032		897,000	808,692
Ser. 01-3, Class A3, 5.79s, 2033		5,447	5,437
Ser. 01-3, Class A4, 6.91s, 2033		3,073,000	2,871,285
Ser. 01-3, Class M2, 7.44s, 2033		155,291	13,976
Ser. 01-4, Class A4, 7.36s, 2033		268,000	256,951
Ser. 01-4, Class B1, 9.4s, 2033		20,039	100
Ser. 02-1, Class A, 6.681s, 2033		1,488,752	1,487,468
FRB Ser. 01-4, Class M1, 6.859s, 2033		295,000	112,100
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 6.935s, 2007		790,000	801,850
Countrywide Alternative Loan Trust Ser. 06-OA10,
Class XBI, Interest Only (IO), zero %, 2046		6,295,000	329,504
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		56,191	56,057
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		26,614	26,079
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.16s, 2035		7,002,090	152,077
Ser. 06-0A5, Class X, IO, 1.167s, 2046		5,042,747	247,410
Countrywide Home Loans 144A Ser. 05-R1, Class 1AS, IO,
1.045s, 2035 (SN)		5,059,957	120,965
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		431,000	406,687
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		277,000	278,414
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.619s, 2039		1,870,000	1,896,005
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 04-FF7, Class A4, 5.623s, 2034		6,761,000	6,772,690
First Franklin Mortgage Loan NIM Trust 144A Ser.
04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		6,259	6,251
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.831s, 2035		1,468,634	1,449,734
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		43,467	43,268
Ser. 04-3, Class B, 7 1/2s, 2034		43,853	40,674
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012		687,000	672,718
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 6.38s, 2042 (United Kingdom)		440,000	442,017
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,430,000	1,889,684
FRB Ser. 03-2, Class 3C, 6.18s, 2043 (United Kingdom)	GBP	1,075,000	2,043,860
Green Tree Financial Corp.
Ser. 93-1, Class B, 8.45s, 2018		730,027	694,938
Ser. 94-4, Class B2, 8.6s, 2019		358,848	261,512

Ser. 94-6, Class B2, 9s, 2020		870,032	752,441
Ser. 95-4, Class B1, 7.3s, 2025		371,800	366,456
Ser. 95-8, Class B1, 7.3s, 2026		362,579	283,146
Ser. 96-8, Class M1, 7.85s, 2027		387,000	321,398
Ser. 97-6, Class M1, 7.21s, 2029		778,000	595,170
Ser. 99-3, Class A5, 6.16s, 2031		36,164	36,390
Ser. 99-3, Class A7, 6.74s, 2031		733,000	689,830
Ser. 99-5, Class A5, 7.86s, 2030		4,480,000	3,870,750
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,823,568	1,657,220
Ser. 99-5, Class A4, 7.59s, 2028		86,388	87,081
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		365,777	363,846
GSAMP Trust 144A
Ser. 04-NIM1, Class N2, zero %, 2034		336,178	247,595
Ser. 04-NIM2, Class N, 4 7/8s, 2034		171,841	171,102
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 1.148s, 2035 (SN)		26,924,520	622,629
Ser. 06-RP1, Class 1AS, IO, 0.868s, 2036 (SN)		4,796,899	83,196
Guggenheim Structured Real Estate Funding, Ltd. FRB
Ser. 05-1A, Class E, 7.123s, 2030 (Cayman Islands)		371,000	371,000
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.323s, 2030 (Cayman Islands)		379,000	381,691
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035		343,116	331,436
Holmes Financing PLC
FRB Ser. 4, Class 3C, 6.368s, 2040 (United Kingdom)		210,000	210,020
FRB Ser. 8, Class 2C, 5.788s, 2040 (United Kingdom)		235,000	235,423
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 8.073s,
2037 (Cayman Islands)		1,260,000	1,260,000
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		765,382	17,221
Ser. 04-3, Class S2, IO, 4 1/2s, 2006		382,694	8,611
FRB Ser. 06-2, Class M10, 7.823s, 2036		318,000	264,338
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.823s, 2036		318,000	247,245
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.43s, 2039 (United Kingdom)	GBP	900,000	1,664,370
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.573s, 2032		1,046,356	732,449
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		110,640	110,640
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		8,921	8,873
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.379s, 2010		350,000	356,533
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N,
Class N1, 8s, 2034		3,791	3,739
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		10,133	10,015
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		139,610	135,122
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.523s, 2034		214,000	217,346
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		166,184	163,069
Morgan Stanley Dean Witter Capital I FRB Ser. 01-NC3,
Class B1, 8.998s, 2031		65,844	34,897
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.412s, 2035		1,929,518	1,917,609
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		108,585	104,883
Ser. 05-A, Class C, 4.84s, 2014		252,072	246,195
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		175,529	136,523
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	647,618
Ser. 01-C, Class A2, 5.92s, 2017		1,051,279	550,793
Ser. 01-D, Class A2, 5.26s, 2019		167,335	109,746
Ser. 01-D, Class A4, 6.93s, 2031		803,487	562,838
Ser. 01-E, Class A2, 5.05s, 2019		1,220,659	926,982
Ser. 02-A, Class A2, 5.01s, 2020		353,220	268,012
Ser. 02-B, Class A4, 7.09s, 2032		443,000	384,106
Ser. 02-C, Class A1, 5.41s, 2032		1,536,524	1,289,601
Ser. 95-B, Class B1, 7.55s, 2021		364,000	240,240
Ser. 99-B, Class A4, 6.99s, 2026		1,233,566	1,062,725
Ser. 99-D, Class A1, 7.84s, 2029		1,142,338	988,516
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		245,687	213,667
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.664s, 2018 (Ireland)		885,000	937,215
FRB Ser. 05-A, Class E, 9.764s, 2012 (Ireland)		238,000	237,881
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.823s, 2035		509,000	446,926
Park Place Securities, Inc. FRB Ser. 04-MCW1,
Class A2, 5.703s, 2034		2,505,251	2,508,383
Park Place Securities, Inc. 144A FRB Ser. 05-WCW2,
Class M11, 7.823s, 2035		191,000	147,070
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		81,166	79,979
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.45s, 2042 (United Kingdom)		350,000	354,189
FRB Ser. 6, Class 3C, 5.4s, 2042 (United Kingdom)	GBP	887,000	1,640,329
Residential Asset Securities Corp. Ser. 01-KS3,
Class AII, 5.553s, 2031		3,647,672	3,648,581

Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034		55,016	54,776
FRB Ser. 05-KS10, Class B, 8.073s, 2035		395,000	348,738
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.433s, 2038 (United Kingdom)	GBP	150,000	275,897
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		40,687	40,655
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		49,754	28,275
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		17,341	11,771
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		12,875	9,182
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		3,426	2,082
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		20,842	15,173
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		7,301	1,168
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		10,334	1,240
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		75,194	15,791
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		84,918	84,595
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		12,344	12,308
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		273,210	32,785
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)		112,805	112,016
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)		9,200	9,062
Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)		3,804	3,804
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.823s, 2036		392,000	339,582
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.36s,
2038 (Cayman Islands)		140,000	140,126
Structured Asset Investment Loan Trust FRB Ser. 04-9,
Class A4, 5.623s, 2034		5,369,520	5,373,681
Structured Asset Investment Loan Trust 144A
FRB Ser. 05-HE3, Class M11, 7.823s, 2035		436,000	353,389
FRB Ser. 06-BNC2, Class B1, 7.823s, 2036		293,000	260,803
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.575s, 2015		1,792,845	1,792,285
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		467,000	463,947
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)		390,000	379,520
Wells Fargo Home Equity Trust 144A Ser. 04-2,
Class N2, 8s, 2034 (Cayman Islands)		110,248	110,263
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		15,450,406	315,652
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6s, 2044 (United Kingdom)		733,000	732,817
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011		202,237	200,573

			$88,123,071
Total asset-backed securities (cost $89,888,918)

COLLATERALIZED MORTGAGE OBLIGATIONS (12.2%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029		$434,000	$435,053
Banc of America Commercial Mortgage, Inc. Ser. 01-1,
Class G, 7.324s, 2036		325,000	338,210
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	160,714
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	276,766
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.13s, 2014		141,000	140,719
FRB Ser. 02-FL2A, Class K1, 7.63s, 2014		100,000	99,841
FRB Ser. 05-BOCA, Class M, 7.299s, 2016		355,000	354,833
FRB Ser. 05-MIB1, Class K, 7.199s, 2022		645,000	634,681
FRB Ser. 05-ESHA, Class K, 6.984s, 2020		712,000	711,994
FRB Ser. 05-BOCA, Class L, 6.899s, 2016		183,000	182,904
FRB Ser. 06-LAQ, Class M, 6.8s, 2021		548,000	549,761
FRB Ser. 06-LAQ, Class L, 6.7s, 2021		342,000	342,000
FRB Ser. 05-BOCA, Class K, 6.549s, 2016		200,000	199,886
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.849s, 2018		696,000	696,000
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.455s, 2032		410,000	448,540
Broadgate Financing PLC sec. FRB Ser. D, 5.414s, 2023
(United Kingdom)	GBP	463,125	853,973
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-FL5A, Class G, 5.963s, 2013 (acquired
9/26/05, cost $1,068,630) (RES)		1,074,000	1,068,630
FRB Ser. 05-F10A, Class A1, 5.299s, 2017		3,059,467	3,058,705
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.049s, 2020		699,000	698,995
FRB Ser. 05-TFLA, Class K, 6.499s, 2020		388,000	387,998
Ser. 98-C1, Class F, 6s, 2040		966,000	931,552
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	312,780
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.985s, 2031		17,461,914	311,049
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		286,492	281,769
Ser. 98-CF2, Class B5, 5.95s, 2031		915,958	820,583
DLJ Mortgage Acceptance Corp. 144A

Ser. 97-CF1, Class B2, 8.16s, 2030		275,000	220,000
Ser. 97-CF1, Class B1, 7.91s, 2030		266,000	268,725
European Loan Conduit FRB Ser. 6X, Class E, 6.402s,
2010 (United Kingdom)	GBP	358,417	663,814
European Loan Conduit 144A
FRB Ser. 6A, Class F, 6.902s, 2010 (United Kingdom)	GBP	128,006	237,124
FRB Ser. 22A, Class D, 5.502s, 2014 (Ireland)	GBP	507,000	937,595
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.514s, 2014 (United Kingdom)	GBP	360,915	667,306
Fannie Mae
IFB Ser. 06-62, Class PS, 9.42s, 2036		860,000	874,143
Ser. 06-20, Class IP, IO, 8s, 2030		428,785	90,726
IFB Ser. 06-48, Class SL, 7.665s, 2036		221,709	214,530
Ser. 04-W8, Class 3A, 7 1/2s, 2044		442,017	458,064
Ser. 04-W2, Class 5A, 7 1/2s, 2044		1,530,225	1,585,267
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		372,829	386,117
Ser. 03-W4, Class 4A, 7 1/2s, 2042		116,414	120,085
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		250,102	258,487
Ser. 02-T19, Class A3, 7 1/2s, 2042		303,259	313,444
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		5,500	5,685
Ser. 02-W1, Class 2A, 7 1/2s, 2042		489,134	503,436
Ser. 02-14, Class A2, 7 1/2s, 2042		2,387	2,463
Ser. 01-T10, Class A2, 7 1/2s, 2041		307,059	316,390
Ser. 02-T4, Class A3, 7 1/2s, 2041		1,460	1,504
Ser. 01-T8, Class A1, 7 1/2s, 2041		3,955	4,069
Ser. 01-T7, Class A1, 7 1/2s, 2041		1,213,547	1,248,057
Ser. 01-T3, Class A1, 7 1/2s, 2040		184,628	189,989
Ser. 01-T1, Class A1, 7 1/2s, 2040		584,862	602,628
Ser. 99-T2, Class A1, 7 1/2s, 2039		237,831	246,199
Ser. 00-T6, Class A1, 7 1/2s, 2030		116,966	120,292
Ser. 02-W7, Class A5, 7 1/2s, 2029		197,123	203,612
Ser. 01-T4, Class A1, 7 1/2s, 2028		548,766	569,100
Ser. 02-W3, Class A5, 7 1/2s, 2028		1,236	1,276
Ser. 04-W12, Class 1A3, 7s, 2044		456,728	467,512
Ser. 01-T10, Class A1, 7s, 2041		1,201,044	1,224,341
IFB Ser. 06-42, Class PS, 6.338s, 2036		786,565	735,438
IFB Ser. 05-74, Class CS, 5.383s, 2035		694,329	652,097
IFB Ser. 05-74, Class CP, 5.234s, 2035		609,013	571,735
IFB Ser. 05-76, Class SA, 5.234s, 2034		862,211	800,202
IFB Ser. 06-27, Class SP, 5.051s, 2036		791,000	733,109
IFB Ser. 06-8, Class HP, 5.051s, 2036		992,580	915,083
IFB Ser. 06-8, Class WK, 5.051s, 2036		1,506,405	1,378,144
IFB Ser. 05-106, Class US, 5.051s, 2035		1,486,929	1,392,840
IFB Ser. 05-99, Class SA, 5.051s, 2035		724,804	672,729
IFB Ser. 05-114, Class SP, 4.943s, 2036		419,399	377,328
IFB Ser. 05-95, Class CP, 4.081s, 2035		115,837	106,708
IFB Ser. 05-95, Class OP, 3.915s, 2035		360,000	298,261
IFB Ser. 05-93, Class AS, 3.569s, 2034		324,670	275,780
IFB Ser. 05-83, Class QP, 3.556s, 2034		232,177	199,275
IFB Ser. 02-36, Class QH, IO, 2.728s, 2029		224,143	3,262
IFB Ser. 03-66, Class SA, IO, 2.328s, 2033		1,368,958	94,759
IFB Ser. 03-48, Class S, IO, 2.228s, 2033		622,703	42,325
IFB Ser. 05-56, Class TP, 2.183s, 2033		275,689	231,299
IFB Ser. 05-113, Class DI, IO, 1.908s, 2036		7,784,871	399,802
IFB Ser. 04-51, Class S0, IO, 1.728s, 2034		348,017	15,552
IFB Ser. 06-65, Class DS, IO, 1.569s, 2036		1,105,000	49,898
IFB Ser. 05-105, Class S, IO, 1.378s, 2035		1,032,838	46,155
IFB Ser. 05-95, Class CI, IO, 1.378s, 2035		1,529,613	75,098
IFB Ser. 05-84, Class SG, IO, 1.378s, 2035		2,695,819	130,577
IFB Ser. 05-87, Class SG, IO, 1.378s, 2035		3,394,141	143,246
IFB Ser. 05-69, Class AS, IO, 1.378s, 2035		709,445	34,031
IFB Ser. 05-104, Class NI, IO, 1.378s, 2035		466,807	25,591
IFB Ser. 04-92, Class S, IO, 1.378s, 2034		2,181,822	99,207
IFB Ser. 05-104, Class SI, IO, 1.378s, 2033		3,514,622	166,097
IFB Ser. 05-83, Class QI, IO, 1.368s, 2035		384,184	21,476
IFB Ser. 05-92, Class SC, IO, 1.358s, 2035		3,596,292	172,571
IFB Ser. 06-20, Class PI, IO, 1.358s, 2030		3,253,175	99,666
IFB Ser. 05-83, Class SL, IO, 1.348s, 2035		6,981,121	294,355
IFB Ser. 06-20, Class IG, IO, 1.328s, 2036		9,736,971	387,194
IFB Ser. 06-8, Class NS, IO, 1.308s, 2036		4,579,487	216,585
IFB Ser. 06-45, Class SM, IO, 1.278s, 2036		2,380,523	100,434
IFB Ser. 06-20, Class IB, IO, 1.268s, 2036		4,172,456	158,795
IFB Ser. 05-95, Class OI, IO, 1.268s, 2035		214,822	11,729
IFB Ser. 06-42, Class CI, IO, 1.228s, 2036		7,649,800	326,185
IFB Ser. 03-112, Class SA, IO, 1.178s, 2028		1,342,732	35,553
Ser. 03-W17, Class 12, IO, 1.154s, 2033		3,097,897	90,511
Ser. 03-W10, Class 1A, IO, 1.11s, 2043		4,524,660	63,790
Ser. 03-W10, Class 3A, IO, 1.087s, 2043		5,447,108	86,181
IFB Ser. 05-67, Class BS, IO, 0.828s, 2035		1,794,634	52,437
IFB Ser. 05-74, Class SE, IO, 0.778s, 2035		2,458,129	54,616
IFB Ser. 05-87, Class SE, IO, 0.728s, 2035		13,427,698	285,246
IFB Ser. 04-54, Class SW, IO, 0.678s, 2033		831,039	16,792
Ser. 02-T18, IO, 0.524s, 2042		8,570,577	99,907
Ser. 05-113, Class DO, Principal Only (PO), zero %,
2036		1,196,469	919,658
Ser. 363, Class 1, PO, zero %, 2035		4,447,921	3,028,718
Ser. 361, Class 1, PO, zero %, 2035		3,282,251	2,397,754
Ser. 04-38, Class AO, PO, zero %, 2034		380,613	266,429
Ser. 342, Class 1, PO, zero %, 2033		279,479	202,400
Ser. 02-82, Class TO, PO, zero %, 2032		235,500	174,013
Ser. 04-61, Class CO, PO, zero %, 2031		517,000	376,764

Ser. 99-51, Class N, PO, zero %, 2029	86,841	68,604
Ser. 99-52, Class MO, PO, zero %, 2026	2,960	2,891
FRB Ser. 05-117, Class GF, zero %, 2036	352,197	335,411
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	495,114	513,496
Ser. T-58, Class 4A, 7 1/2s, 2043	7,754	8,007
Ser. T-41, Class 3A, 7 1/2s, 2032	1,188,825	1,225,379
Ser. T-60, Class 1A2, 7s, 2044	2,277,638	2,329,650
Ser. T-57, Class 1AX, IO, 0.454s, 2043	2,890,276	27,660
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO,
1.408s, 2020	6,387,760	354,677
Freddie Mac
IFB Ser. 3153, Class UK, 8.227s, 2036	218,607	219,028
IFB Ser. 2963, Class SV, 7.805s, 2034	313,000	296,983
IFB Ser. 2763, Class SC, 7.805s, 2032	382,691	374,211
Ser. 3114, Class BL, IO, 7 1/2s, 2030	164,314	33,103
IFB Ser. 3081, Class DC, 5.766s, 2035	584,846	522,055
IFB Ser. 3114, Class GK, 5.605s, 2036	387,016	347,378
IFB Ser. 2979, Class AS, 5.211s, 2034	258,872	239,780
IFB Ser. 3072, Class SA, 5.065s, 2035	225,000	194,414
IFB Ser. 3072, Class SM, 4.735s, 2035	361,909	307,764
IFB Ser. 3072, Class SB, 4.588s, 2035	342,504	289,483
IFB Ser. 3065, Class DC, 4.264s, 2035	879,085	741,240
IFB Ser. 3050, Class SA, 3.878s, 2034	629,326	533,958
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	1,814,786	111,934
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	857,003	47,269
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	1,265,444	40,731
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	4,233,678	235,231
IFB Ser. 3042, Class SP, IO, 1.551s, 2035	991,640	55,433
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	11,745,432	444,566
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	990,588	38,078
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	4,417,220	243,575
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	2,866,102	151,984
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	812,108	46,140
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	3,327,140	185,877
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	5,737,303	213,056
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	2,464,714	76,672
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	4,044,900	139,942
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	641,487	33,562
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	834,618	36,482
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	848,283	20,011
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	2,014,083	50,352
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	798,993	20,814
IFB Ser. 2815, Class S, IO, 0.801s, 2032	1,971,218	41,703
Ser. 236, PO, zero %, 2036	752,884	538,795
Ser. 3045, Class DO, PO, zero %, 2035	898,174	668,783
Ser. 231, PO, zero %, 2035	5,518,582	3,817,819
Ser. 228, PO, zero %, 2035	3,256,518	2,338,393
Ser. 215, PO, zero %, 2031	174,753	142,896
Ser. 2235, PO, zero %, 2030	205,733	154,493
FRB Ser. 3022, Class TC, zero %, 2035	163,873	200,796
FRB Ser. 2986, Class XT, zero %, 2035	97,218	108,641
FRB Ser. 3046, Class WF, zero %, 2035	234,526	236,648
FRB Ser. 3054, Class XF, zero %, 2034	99,547	106,905
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.786s, 2033	170,000	177,535
Ser. 00-1, Class G, 6.131s, 2033	596,000	518,380
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	529,968	527,686
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 3.473s, 2035	532,350	445,736
IFB Ser. 06-26, Class S, IO, 1.42s, 2036	876,000	35,762
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035	2,171,395	71,270
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035	7,118,968	251,600
IFB Ser. 06-14, Class S, IO, 0.983s, 2036	2,135,381	64,144
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035	2,119,319	68,435
IFB Ser. 05-68, Class S, IO, 0.933s, 2035	4,178,993	131,920
Ser. 98-2, Class EA, PO, zero %, 2028	88,211	66,799
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.449s, 2015	214,000	215,204
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	253,101	231,170
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 8.934s, 2014	876,000	875,190
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	594,000	473,622
Ser. 04-1A, Class K, 5.45s, 2040	212,000	164,499
Ser. 04-1A, Class L, 5.45s, 2040	96,000	68,220
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.139s, 2028	4,782,516	215,027
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.05s, 2037	1,019,193	372,443
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032	1,252,000	1,240,834
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039	1,730,000	1,184,480
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.095s, 2030	327,112	333,252
Ser. 97-MC2, Class X, IO, 1.402s, 2012	2,303,648	19,618
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.7s,

2042 (United Kingdom)		500,000	499,813
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		123,000	113,942
Quick Star PLC FRB Ser. 1, Class D, 5.527s, 2011
(United Kingdom)	GBP	374,996	693,481
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		303,000	296,524
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		162,000	132,947
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		193,000	144,833
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		174,000	142,680
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		167,000	125,414
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 5.702s, 2014 (Ireland)	GBP	627,604	1,160,629
FRB Ser. 05-CT2A, Class E, 5.677s, 2014 (Ireland)	GBP	344,000	636,159
FRB Ser. 04-2A, Class D, 3.664s, 2014 (Ireland)	EUR	350,545	448,172
FRB Ser. 04-2A, Class C, 3.264s, 2014 (Ireland)	EUR	158,748	202,959
URSUS EPC 144A FRB Ser. 1-A, Class D, 5.542s, 2012
(Ireland)	GBP	417,781	772,603
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.499s, 2018		477,000	476,118

			$81,017,156
Total collateralized mortgage obligations (cost $85,763,554)

SENIOR LOANS (8.5%)(a)(c)

		Principal amount	Value

Basic Materials (0.9%)
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.161s, 2013		$845,750	$844,705
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.515s, 2010		131,094	132,077
Hercules, Inc. bank term loan FRN Ser. B, 6.526s, 2010		368,537	368,629
Huntsman International, LLC bank term loan FRN Ser. B,
7.044s, 2012		759,334	755,181
Innophos, Inc. bank term loan FRN 7.27s, 2010		271,148	271,318
Nalco Co. bank term loan FRN Ser. B, 6.912s, 2010		1,206,873	1,205,063
Novelis, Inc. bank term loan FRN 7.38s, 2012		376,556	377,026
Novelis, Inc. bank term loan FRN Ser. B, 7.38s, 2012		654,314	655,132
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.126s, 2012		1,387,990	1,389,339
			5,998,470

Capital Goods (0.6%)
Allied Waste Industries, Inc. bank term loan FRN Ser.
A, 4.88s, 2012		62,900	62,564
Allied Waste Industries, Inc. bank term loan FRN Ser.
B, 6.759s, 2012		161,547	160,666
Graham Packaging Corp. bank term loan FRN Ser. B,
7.213s, 2011		395,980	396,277
Hexcel Corp. bank term loan FRN Ser. B, 6.813s, 2012		547,412	547,641
Invensys, PLC bank term loan FRN Ser. B-1, 8.501s,
2009 (United Kingdom)		33,380	33,380
Mueller Group, Inc. bank term loan FRN Ser. B, 7.364s,
2012		604,755	607,131
Polypore, Inc. bank term loan FRN 7.98s, 2011		711,411	716,154
Solo Cup Co. bank term loan FRN 7.532s, 2011		146,625	146,992
Terex Corp. bank term loan FRN 7.059s, 2009		148,837	148,837
Terex Corp. bank term loan FRN Ser. C, 7.559s, 2009		744,201	747,922
Transdigm, Inc. bank term loan FRN 7s, 2013		250,000	250,000
			3,817,564

Communication Services (0.9%)
Centennial Cellular Operating Co., LLC bank term loan
FRN Ser. B, 7.248s, 2011		973,277	975,710
Consolidated Communications Holdings bank term loan
FRN Ser. D, 6.78s, 2011		124,255	123,789
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 6 3/4s, 2012		543,116	540,808
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 6
3/4s, 2011 (Bermuda)		593,970	593,722
Level 3 Communications, Inc. bank term loan FRN 8s,
2011		300,000	299,625
Madison River Capital, LLC bank term loan FRN Ser. B,
7.26s, 2012		796,423	797,419
PanAmSat Corp. bank term loan FRN Ser. B1, 7.184s, 2010		972,026	971,783
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
6.73s, 2012		555,841	555,841
Valor Telecommunications Enterprises LLC/Finance Corp.
bank term loan FRN Ser. B, 6.753s, 2012		543,333	543,107
Windstream Corp. bank term loan FRN Ser. B, 5 3/4s,
2013		288,000	288,600
			5,690,404

Consumer Cyclicals (1.8%)
Adams Outdoor Advertising, LP bank term loan FRN
6.846s, 2012		840,107	841,857

Affinion Group, Inc. bank term loan FRN Ser. B,
7.925s, 2013	846,069	848,977
Wembley, Inc. bank term loan FRN 6.991s, 2011 (United
Kingdom)	148,500	148,407
CCM Merger, Inc. bank term loan FRN Ser. B, 7.417s,
2012	990,003	986,043
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7.715s, 2012	249,496	250,223
Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 7
1/2s, 2012	377,583	378,716
Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 7
1/2s, 2012	607,417	609,239
Dex Media West, LLC bank term loan FRN Ser. B1,
6.631s, 2010 (U)	588,745	584,697
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.757s, 2010	137,562	136,780
Goodman Global Holdings bank term loan FRN Ser. B,
6.938s, 2011	709,874	707,434
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.954s, 2010	195,000	195,609
Visant Holding Corp. bank term loan FRN Ser. C,
7.318s, 2010	938,506	941,243
Landsource, Inc. bank term loan FRN Ser. B, 7.688s,
2010	50,000	50,063
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.77s, 2013	474,684	477,354
Penn National Gaming, Inc. bank term loan FRN Ser. B,
6.899s, 2012	198,500	198,913
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.38s, 2013	148,500	146,495
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
D, 6.683s, 2011	209,526	208,404
R.H. Donnelley, Inc. bank term loan FRN Ser. D,
5.696s, 2011	498,737	496,066
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.85s, 2011	397,980	395,443
Raycom Media, Inc. bank term loan FRN Ser. B, 6 1/2s,
2013	447,663	444,306
Sealy Corp. bank term loan FRN Ser. D, 7.098s, 2012	468,096	468,242
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.671s, 2013	200,000	198,250
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	150,291	150,040
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 8.034s, 2012	173,250	174,441
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. DD, 5.62s, 2012 (U)	174,125	175,322
TRW Automotive, Inc. bank term loan FRN Ser. B, 6
1/4s, 2010	518,900	517,747
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6.813s, 2010	119,700	119,700
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
6.73s, 2011	664,302	664,302
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 6.73s, 2011	136,969	136,969
Veterinary Centers of America, Inc. bank term loan FRN
Ser. B, 6 5/8s, 2011	289,001	289,001
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.703s, 2012	78,779	78,615
		12,018,898

Consumer Staples (2.4%)
Affinity Group Holdings bank term loan FRN Ser. B2,
7.593s, 2009	116,973	117,558
AMC Entertainment, Inc. bank term loan FRN Ser. B,
7.216s, 2013	199,000	199,498
Ashtead Group PLC bank term loan FRN Ser. B, 6.938s,
2009 (United Kingdom)	247,500	247,500
Avis Budget Car Rental bank term loan FRN Ser. B,
6.35s, 2012	350,000	347,069
Brand Services, Inc. bank term loan FRN 7.383s, 2009	100,000	100,000
Burger King Corp. bank term loan FRN Ser. B-1, 6 1/2s,
2013	184,408	183,976
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.53s, 2013	349,125	338,277
Cablevision Systems Corp. bank term loan FRN Ser. B,
6.886s, 2013	1,097,250	1,091,192
CBRL Group, Inc. bank term loan FRN Ser. B, 6.63s, 2013	131,690	131,130
CBRL Group, Inc. bank term loan FRN Ser. DD, 5 3/4s,
2007 (U)	18,310	18,253
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.379s, 2013	350,000	347,750
Century Cable Holdings bank term loan FRN 10 1/4s, 2009	900,000	860,143
Charter Communications bank term loan FRN Ser. B,
7.755s, 2013	1,028,831	1,030,344
Cinemark, Inc. bank term loan FRN Ser. C, 6.895s, 2011	247,468	247,236
Constellation Brands, Inc. bank term loan FRN Ser. B,
6.786s, 2013	136,082	136,398
Constellation Brands, Inc. bank term loan FRN Ser. B,
6.556s, 2011	796,424	798,272
DirecTV Holdings, LLC bank term loan FRN Ser. B,

6.794s, 2013	731,486	730,978
Gray Television, Inc. bank term loan FRN Ser. B,
6.49s, 2012	149,250	149,157
Insight Midwest, LP/Insight Capital, Inc. bank term
loan FRN 7s, 2009	68,250	68,214
Jack-in-the-Box, Inc. bank term loan FRN 6.613s, 2008	197,475	197,886
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 7
5/8s, 2011 (Canada)	499,790	500,068
Mediacom Communications Corp. bank term loan FRN Ser.
C, 6.921s, 2015	987,500	983,620
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.38s, 2015	120,000	119,450
MGM Studios, Inc. bank term loan FRN Ser. B, 7.229s,
2011	897,750	901,423
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	500,000	477,578
Pinnacle Foods Holding Corp. bank term loan FRN
6.986s, 2010	646,350	646,512
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7s, 2010	538,964	538,045
Reynolds American, Inc. bank term loan FRN Ser. B,
7.256s, 2012	250,000	250,664
Six Flags, Inc. bank term loan FRN Ser. B, 7.317s, 2009	428,779	430,464
Spanish Broadcasting Systems, Inc. bank term loan FRN
6.73s, 2012	445,489	444,746
Spectrum Brands, Inc. bank term loan FRN Ser. B,
8.115s, 2013	739,297	740,683
Universal City Development bank term loan FRN Ser. B,
7.12s, 2011	1,027,035	1,026,393
Warner Music Group bank term loan FRN Ser. B, 7.222s,
2011	342,894	343,179
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.734s, 2012	890,183	886,845
		15,630,501

Energy (0.4%)
CR Gas Storage bank term loan FRN 7.033s, 2013	60,606	60,417
CR Gas Storage bank term loan FRN 7.033s, 2013	63,636	63,438
CR Gas Storage bank term loan FRN Ser. DD, 6 3/4s,
2013 (U)	42,424	42,292
CR Gas Storage Canadian bank term loan FRN Ser. B,
7.033s, 2013	333,333	332,292
Dresser, Inc. bank term loan FRN 8.65s, 2010	180,000	183,150
Key Energy Services, Inc. bank term loan FRN Ser. B,
8.4s, 2012	895,500	898,858
Meg Energy Corp. bank term loan FRN 7s, 2013 (Canada)	99,750	99,999
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	100,000	99,804
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.48s, 2012 (Norway)	64,206	64,387
Targa Resources, Inc. bank term loan FRN 7.328s, 2012	636,321	636,851
Targa Resources, Inc. bank term loan FRN 4.854s, 2012	153,871	153,999
Universal Compression, Inc. bank term loan FRN Ser. B,
6.48s, 2012	147,378	147,931
		2,783,418

Financial (0.4%)
Ameritrade Holding Corp. bank term loan FRN Ser. B,
6.6s, 2013	506,533	505,140
Capital Automotive bank term loan FRN 6.86s, 2010 (R)	1,149,943	1,147,068
Fidelity National Information Solutions bank term loan
FRN Ser. B, 6.92s, 2013	607,947	607,235
Nasdaq Stock Market, Inc (The) bank term loan FRN Ser.
B, 6.969s, 2012	252,849	252,407
Nasdaq Stock Market, Inc (The) bank term loan FRN Ser.
C, 6.974s, 2012	146,784	146,564
		2,658,414

Health Care (0.6%)
Alderwoods Group, Inc. bank term loan FRN 7.082s, 2009	605,129	605,129
Community Health Systems, Inc. bank term loan FRN Ser.
B, 6.97s, 2011	315,387	315,557
DaVita, Inc. bank term loan FRN Ser. B, 6.992s, 2012	541,957	542,578
Fresenius Medical Care AG & Co. KGaA bank term loan
FRN Ser. B, 6.384s, 2013 (Germany)	93,000	92,026
Healthsouth Corp. bank term loan FRN Ser. B, 8.52s,
2013	1,200,000	1,199,143
Kinetic Concepts, Inc. bank term loan FRN Ser. B,
6.73s, 2011	49,971	50,241
LifePoint, Inc. bank term loan FRN Ser. B, 6.905s, 2012	916,222	914,314
		3,718,988

Technology (0.2%)
Extensity, Inc. bank term loan FRN Ser. B, 7.668s, 2011	50,000	49,906
JDA Software Group, Inc. bank term loan FRN Ser. B, 7
1/4s, 2013	50,000	50,000
Nortel Networks, Inc. bank term loan FRN Ser. A, 7
1/8s, 2007 (Canada)	250,000	249,375

SunGard Data Systems, Inc. bank term loan FRN Ser. B,
7.66s, 2013		790,435	792,345
UGS Corp. bank term loan FRN Ser. C, 7.09s, 2012		425,724	424,660
			1,566,286

Transportation (0.1%)
Travelcenters of America bank term loan FRN Ser. B,
6.784s, 2011		547,250	547,250
United Airlines bank term loan FRN Ser. B, 8 5/8s, 2012		306,250	309,121
United Airlines bank term loan FRN Ser. DD, 8 7/8s,
2012		43,750	44,160
			900,531

Utilities & Power (0.2%)
El Paso Corp. bank term loan FRN 4.729s, 2009		208,000	208,924
El Paso Corp. bank term loan FRN Ser. B, 7 3/4s, 2009		457,087	459,690
NRG Energy, Inc. bank term loan FRN Ser. B, 7.23s, 2013		696,255	696,650
			1,365,264

			$56,148,738
Total senior loans (cost $56,462,676)

PURCHASED OPTIONS (0.4%)(a)
		Expiration date/strike
	Contract amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing,
Inc. for the obligation to pay a fixed rate swap of 4.545% semi-annually
versus the six month USD-LIBOR-BBA maturing June 9, 2016.	EUR 24,030,000	Jun 11/EUR 4.545	$642,097
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive a
fixed rate of 4.545% versus the six month
EUR-EURIBOR-Telerate maturing on June 9, 2016.	EUR 24,030,000	Jun 11/EUR 4.545	596,014
Option on an interest rate swap with Citibank, N.A. London for the obligation to pay a fixed rate of 4.55% versus the six month EUR-
EURIBOR-Telerate maturing on June 8, 2016.	EUR 24,030,000	Jun 11/EUR 4.555	632,881
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate of 4.55%
versus the six month EUR-EURIBOR-Telerate maturing on
June 8, 2016.	EUR 24,030,000	Jun 11/EUR 4.555	608,303

			$2,479,295
Total purchased options (cost $2,510,564)

UNITS (0.3%)(a) (cost $1,180,933)

		Units	Value

XCL, Ltd. Equity Units (F)		991	$1,954,038

PREFERRED STOCKS (0.1%)(a)

		Shares	Value

First Republic Capital Corp. 144A 10.50% pfd.		320	$340,800
Ion Media Networks, Inc. 14.25% cum. pfd. (PIK)		10	85,000
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.		426	515,460

			$941,260
Total preferred stocks (cost $746,701)

COMMON STOCKS (--%)(a)

		Shares	Value

Comdisco Holding Co., Inc. (NON)		506	$7,747
Contifinancial Corp. Liquidating Trust Units		3,445,121	1,077
Crown Castle International Corp. (NON)		497	17,166
Knology, Inc. (NON)		199	1,851
Sterling Chemicals, Inc. (NON)		110	1,531
Sun Healthcare Group, Inc. (NON)		740	6,431
USA Mobility, Inc.		12	199
VFB LLC (acquired 10/27/00, cost $594,553)
(F)(RES)(NON)		948,004	20,145
WHX Corp. (NON)		18,832	173,254

			$229,401
Total common stocks (cost $3,633,535)

CONVERTIBLE PREFERRED STOCKS (--%)(a)

		Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.		2,441	$109,235
Ion Media Networks, Inc. 144A 9.75% cv. pfd. (PIK)		17	119,000

			$228,235
Total convertible preferred stocks (cost $284,218)

WARRANTS (--%)(a)(NON)

	Expiration date	Strike	Warrants	Value
		price

Dayton Superior Corp. 144A	6/15/09	.01	1,020	$10
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	508	14,224
Ubiquitel, Inc. 144A	4/15/10	22.74	1,670	17

				$14,251
Total warrants (cost $116,394)

EQUITY VALUE CERTIFICATES (--%)(a) (cost $55,184)
	Maturity date		Certificates	Value

ONO Finance PLC 144A (United Kingdom)	2/15/11		400	$4

SHORT-TERM INVESTMENTS (16.1%)(a)
			Principal amount	Value

Putnam Prime Money Market Fund (e)			$105,443,557	$105,443,557
U.S. Treasury Bills for an effective rate of 4.76%,
August 17, 2006 (SEG)			1,392,000	1,383,458

				$106,827,015
Total short-term investments (cost $106,827,015)

TOTAL INVESTMENTS

				$704,771,952
Total investments (cost $717,675,833)(b)

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06 (aggregate face value $84,098,701) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,960,523	$17,082,130	7/19/06	($121,607)
British Pound	8,772,496	8,784,267	9/20/06	(11,771)
Canadian Dollar	18,151,423	18,096,231	7/19/06	55,192
Czech Koruna	1,695,287	1,691,635	9/20/06	3,652
Danish Krone	1,209,398	1,225,036	9/20/06	(15,638)
Euro	7,227,905	7,119,504	9/20/06	108,401
Japanese Yen	9,114,629	9,185,459	8/16/06	(70,830)
Malaysian Ringgit	1,686,561	1,681,328	8/16/06	5,233
New Zealand Dollar	243	256	7/19/06	(13)
Norwegian Krone	9,701,925	9,922,754	9/20/06	(220,829)
Polish Zloty	2,225,660	2,255,729	9/20/06	(30,069)
Slovak Koruna	1,686,965	1,687,671	9/20/06	(706)
South Korean Won	3,600,583	3,671,179	8/16/06	(70,596)
Swedish Krona	21,597	21,186	9/20/06	411
Thai Baht	1,685,258	1,674,336	8/16/06	10,922

Total				($358,248)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06 (aggregate face value $143,207,553) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$19,583,320	$19,864,872	7/19/06	$281,552
British Pound	10,680,881	10,683,256	9/20/06	2,375
Canadian Dollar	6,993,126	6,880,868	7/19/06	(112,258)
Euro	34,895,158	35,029,392	9/20/06	134,234
Japanese Yen	42,884,201	42,757,926	8/16/06	(126,275)
Norwegian Krone	1,703,112	1,676,602	9/20/06	(26,510)
Swedish Krona	13,717,183	13,664,284	9/20/06	(52,899)
Swiss Franc	12,720,075	12,650,353	9/20/06	(69,722)

Total				$30,497

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Goverment Bond 10 yr (Long)	11	$1,091,590	Sep-06	$(18,744)
Euro 90 day (Long)	176	41,544,800	Sep-06	(244,679)
Euro 90 day (Short)	52	12,277,200	Mar-07	30,409
Euro-Bobl 5 yr (Short)	5	697,485	Sep-06	117
Euro-Bund 10 yr (Short)	17	2,506,421	Sep-06	10,814
Euro-Schatz 2 yr (Long)	9	1,196,560	Sep-06	(1,583)
Japanese Government Bond 10 yr (Long)	37	42,616,360	Sep-06	32,050
U.K. Gilt 10 yr (Long)	22	4,430,554	Sep-06	(51,740)
U.S. Treasury Bond 20 yr (Long)	461	49,168,531	Sep-06	59,847
U.S. Treasury Note 10 yr (Short)	819	85,879,828	Sep-06	551,998
U.S. Treasury Note 2 yr (Short)	237	48,059,156	Sep-06	173,335
U.S. Treasury Note 5 yr (Short)	540	55,839,375	Sep-06	313,087

Total				$854,911

WRITTEN OPTIONS OUTSTANDING at 6/30/06 (premiums received $468,959) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank dated January 27, 2006 for the obligation to pay a fixed rate of 0.60% versus the six month JPY-LIBOR maturing on January 31,
2008.	JPY 15,458,500,000		$597,242
Option on an interest rate swap with Citibank for the right to receive a fixed rate of
1.165% versus the one year JPY-LIBOR maturing on April 3, 2008.	JPY 13,104,267,000		266,442

Total			$863,684

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06 (proceeds receivable $3,140,750) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2021	$3,200,000	7/18/06	$3,140,000

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$10,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(731,089)

	16,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	946,633

	4,400,000	1/27/14	4.35%	3 month USD-LIBOR-BBA	318,800

Citibank, N.A.

NOK	47,500,000	7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(143,315)

				6 month EUR-EURIBOR-
EUR	5,800,000	7/14/10	2.7515%	Telerate	233,592

CAD	13,500,000	5/10/16	4.884%	3 month CAD-BA-CDOR	173,618

JPY	2,863,400,000	4/26/11	6 month JPY-LIBOR-BBA	1.56125%	77,396

JPY	1,200,000,000	4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(96,392)

JPY	5,372,749,000	4/3/08	1 year JPY-LIBOR-BBA	1.165%	18,802

				6 month EUR-EURIBOR-
EUR	20,750,000	4/26/11	3.8345%	Telerate	175,611

JPY	380,000,000	4/21/36	6 month JPY-LIBOR-BBA	2.775%	54,035

				6 month EUR-EURIBOR-
EUR	2,300,000	7/22/10	2.825%	Telerate	84,131

NOK	18,800,000	7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(41,798)

JPY	1,300,000,000	2/10/16	6 month JPY-LIBOR-BBA	1.755%	(281,502)

Credit Suisse First Boston International
	$5,699,500	7/9/14	4.945%	3 month USD-LIBOR-BBA	204,863

	5,048,700	7/9/06	3 month USD-LIBOR-BBA	2.931%	10,014

Credit Suisse International

GBP	1,480,000	4/3/36	GBP 3,728,462 at maturity	6 month USD-LIBOR-BBA	155,981

HSBC Bank USA, National Associates
CAD	52,747,000	2/16/08	3 month CAD-BA-CDOR	4.20%	92,816

CAD	12,604,000	2/16/16	4.5875%	3 month CAD-BA-CDOR	296,076

JPMorgan Chase Bank, N.A.
	$25,100,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(1,982,354)

	70,918,000	5/4/08	3 month USD-LIBOR-BBA	5.37%	(296,982)

	22,964,000	5/4/16	5.62375%	3 month USD-LIBOR-BBA	161,573

GBP	26,740,000	6/30/08	5.095%	6 month GBP-LIBOR-BBA	--

JPY	7,460,000,000	6/6/13	1.83%	6 month JPY-LIBOR-BBA	49,407

	$30,000,000	6/17/15	3 month USD-LIBOR-BBA	4.5505%	(2,433,951)

	134,000,000	6/17/07	4.0825%	3 month USD-LIBOR-BBA	2,010,618

	8,000,000	3/6/16	3 month USD-LIBOR-BBA	5.176%	(216,842)

Lehman Brothers Special Financing, Inc.
	4,400,000	1/26/14	4.3375%	3 month USD-LIBOR-BBA	322,381

	9,188,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(581,672)

GBP	1,365,000	3/15/36	GBP 3,304,438 at maturity	6 month GBP-LIBOR-BBA	215,678

	95,000,000	3/6/08	3 month USD-LIBOR-BBA	5.133%	468,099

Merrill Lynch Capital Services, Inc.
				6 month EUR-EURIBOR-
EUR	3,500,000	7/26/10	2.801%	Telerate	132,593

NOK	28,000,000	7/26/10	6 month NOK-NIBOR-NIBR	3.54%	(60,268)

				6 month EUR-EURIBOR-
EUR	46,900,000	2/19/07	2.5645%	Telerate	332,346

JPY	3,770,000,000	12/15/07	0.7411%	6 month JPY-LIBOR-BBA	8,045

				3 month U.S. Bond Market
				Association Municipal Swap
	8,500,000	11/22/16	4.1735%	Index	4,595

	6,000,000	11/22/16	3 month USD-LIBOR-BBA	5.711%	(13,500)

Total					$(331,962)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
EUR	$16,889,000		4/26/11	2.14%	French Non-revised Consumer	(30,229)
					Price Index excluding tobacco

EUR	16,889,000		4/26/11	(2.15%)	Euro Non-revised Consumer	133,874
					Price Index excluding tobacco

GBP	1,480,000		4/3/36	3.1225%	GBP Non-revised Retail Price	26,881
					Index

Goldman Sachs
GBP	1,345,000		9/15/11	678 bp (1 month USD-LIBOR)	Ford Credit Auto Owner Trust	(11,596)
					Series 2005-B Class D

JPMorgan Chase Bank, N.A.
EUR	10,800,000		6/16/14	(2.245%)	Euro Non-revised Consumer	(73,204)
					Price Index excluding tobacco

EUR	10,800,000		6/16/14	(2.275%)	Euro Non-revised Consumer	49,671
					Price Index excluding tobacco

Lehman Brothers Special Financing, Inc.
GBP	1,365,000		3/15/36	GBP 2,065,993 at maturity:	GBP Non-revised Retail Price	4,797
					Index

Total						$100,194

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 3 Index	$24,008	$960,000	6/20/10	360 bp	$60,526

DJ CDX NA HY Series 4 Index	47,895	1,824,000	6/20/10	360 bp	117,280

DJ CDX NA HY Series 4 Index	18,006	4,800,000	6/20/10	(360 bp)	(164,586)

DJ CDX NA HY Series 4 Index	(12,004)	2,400,000	6/20/10	(360 bp)	(103,300)

L-3 Communications Corp. 7 5/8s, 2012	--	590,000	9/20/11	(111 bp)	(459)

L-3 Communications Corp. 7 5/8s, 2012	--	235,000	6/20/11	(101 bp)	358

Citibank, N.A.
DJ CDX NA HY Series 6 Index	507	405,750	6/20/11	(345 bp)	(2,299)

DJ CDX NA HY Series 6 Index	3,453	212,500	6/20/11	(345 bp)	1,984

DJ CDX NA HY Series 6 Index 25-35% tranche	--	1,623,000	6/20/11	80 bp	(2,642)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	850,000	6/20/11	74 bp	(4,109)

Citigroup Financial Products, Inc.
DJ CDX NA IG Series 4 Index 3-7% tranche	--	2,440,000	6/20/10	(677.5 bp)	230,609

CreditSuisse First Boston International
Republic of Argentina, 8.28s, 2033	--	1,175,000	7/20/09	(214 bp)	(11,631)

Deutsche Bank AG
Republic of Indonesia, 6.75s, 2014	--	575,000	9/20/16	294 bp	49

Republic of Indonesia, 6.75s, 2014	--	575,000	9/20/16	292 bp	(690)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 3 Index	14,044	864,000	6/20/10	(360 bp)	46,911

DJ CDX NA HY Series 4 Index	14,645	2,400,000	6/20/10	(360 bp)	(76,651)

DJ CDX NA HY Series 5 Index	(241,095)	13,774,000	12/20/10	(395 bp)	(768,912)

DJ CDX NA HY Series 6 Index	5,223	522,250	6/20/11	(345 bp)	1,612

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,089,000	6/20/11	74 bp	(8,895)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	753,000	12/20/10	(115 bp)	(10,122)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	811,000	12/20/10	(113 bp)	(10,255)

Goldman Sachs International
DJ CDX NA HY Series 6 Index	1,300	520,000	6/20/11	(345 bp)	(2,295)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,080,000	6/20/11	85 bp	617

One of the underlying securities in the basket of
BB CMBS securities	--	3,768,000	(a)	2.461%	188,931

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 3 Index	23,767	864,000	6/20/10	(360 bp)	56,634

DJ CDX NA HY Series 4 Index	24,968	4,800,000	6/20/10	(360 bp)	(157,624)

DJ CDX NA HY Series 4 Index	(29,289)	2,342,400	6/20/10	(360 bp)	(118,394)

DJ CDX NA HY Series 6 Index	(1,259)	503,500	6/20/11	(345 bp)	(4,741)

DJ CDX NA HY Series 6 Index	3,116	415,500	6/20/11	(345 bp)	243

DJ CDX NA HY Series 6 Index	5,133	513,250	6/20/11	(345 bp)	1,584

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,014,000	6/20/11	96 bp	10,016

DJ CDX NA HY Series 6 Index 25-35% tranche	--	1,662,000	6/20/11	74 bp	(7,351)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,053,000	6/20/11	72 bp	(19,679)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	551,000	6/20/12	309 bp	27,685

DJ CDX NA IG Series 4 Index 3-7% tranche	--	2,170,500	6/20/10	(124.5 bp)	(46,233)

Merrill Lynch Capital Services, Inc.
L-3 Communications Corp. 7 5/8s, 2012	--	585,000	6/20/11	(92 bp)	3,159

Merrill Lynch International
DJ CDX NA HY Series 4 Index	27,289	1,056,000	6/20/10	360 bp	67,459

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	753,000	12/20/12	246 bp	5,769

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6 Index	(3,956)	527,500	6/20/11	(345 bp)	(7,603)

DJ CDX NA HY Series 6 Index	(2,670)	534,000	6/20/11	(345 bp)	(6,362)

DJ CDX NA HY Series 6 Index	(1,733)	346,500	6/20/11	(345 bp)	(4,128)

DJ CDX NA HY Series 6 Index	--	533,000	6/20/11	(345 bp)	(3,685)

DJ CDX NA HY Series 6 Index	5,313	531,250	6/20/11	(345 bp)	1,640

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,110,000	6/20/11	107.5 bp	21,032

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,136,000	6/20/11	106 bp	19,952

DJ CDX NA HY Series 6 Index 25-35% tranche	--	1,386,000	6/20/11	103.5 bp	11,421

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,132,000	6/20/11	885 bp	(5,532)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,125,000	6/20/11	73 bp	(29,095)

DJ CDX NA HY Series 6 Index 25-35% tranche	8,633	531,250	6/20/11	345 bp	4,960

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,125,000	6/20/11	74 bp	(10,272)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	4,097,500	6/20/10	(62 bp)	3,281

DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,722,000	6/20/12	275 bp	54,278

DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,669,000	6/20/10	(114 bp)	(29,808)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	551,000	6/20/10	(110.5 bp)	(9,052)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	753,000	12/20/12	248 bp	6,580

DJ CDX NA IG Series 5 Index 3-7% tranche	--	753,000	12/20/10	(115 bp)	(10,122)

Total					$(691,957)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $663,544,342.

(b) The aggregate identified cost on a tax basis is $719,139,368 resulting in gross unrealized appreciation and depreciation of $7,855,297 and $22,222,713, respectively, or net unrealized depreciation of $14,367,416.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at June 30, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2006 was $1,778,975 or 0.3% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2006.

(R) Real Estate Investment Trust.

(SN) The securities noted above were purchased during the period for an aggregate cost of $1,261,308. After the end of the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the value of these securities was adjusted to the values shown in this schedule aggregating $826,790. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the Fund may have claims against other parties in this regard.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,549,266 for the period ended June 30, 2006. During the period ended June 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $255,579,890 and $195,251,657, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(U) A portion of the position represents unfunded loan commitments. As of June 30, 2006, the fund had unfunded loan commitments of $404,570 which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Unfunded
Borrower	commitments

C/R Gas Storage	$42,424
CBRL Group, Inc.	18,310
Dex Media West, LLC	70,148
Meg Energy Corp.	100,000
Trump Hotel & Casino Resort, Inc.	173,688

Totals	$404,570

At June 30, 2006, liquid assets totaling $160,224,470 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006: (as a percentage of Portfolio Value)

Argentina	1.0%
Brazil	1.6
Canada	1.2
Cayman Islands	1.1
Colombia	0.6
France	1.7
Germany	3.5
Ireland	2.4
Japan	4.7
Luxembourg	0.6
Mexico	0.7
Sweden	0.7
United Kingdom	2.1
United States	76.3
Other	1.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam
Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of
Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock
Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28 , 2006